October 24, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: REX ETF Trust
(Registration Nos. 333-283221 and 811-24023)

Ladies and Gentlemen:

On behalf of REX ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and each of its series, REX AAPL Growth & Income ETF, REX AMD Growth & Income ETF, REX AMZN Growth & Income ETF, REX ASML Growth & Income ETF, REX AVGO Growth & Income ETF, REX BABA Growth & Income ETF, REX BKNG Growth &Income ETF, REX BRK.B Growth & Income ETF, REX CEPT Growth & Income ETF, REX CRWD Growth & Income ETF, REX CRWV Growth & Income ETF, REX DKNG Growth & Income ETF, REX GME Growth & Income ETF, REX GOOGL Growth & Income ETF, REX HOOD Growth & Income ETF,REX IBIT Growth & Income ETF, REX IONQ Growth & Income ETF, REX JPM Growth & Income ETF, REX LLY Growth & Income ETF, REX MARA Growth & Income ETF, REX META Growth & Income ETF, REX MSFT Growth & Income ETF, REX NFLX Growth & Income ETF, REX NOW Growth &Income ETF, REX O Growth & Income ETF, REX PLTR Growth & Income ETF, REX RGTI Growth & Income ETF, REX SMCI Growth & Income ETF,REX SMR Growth & Income ETF, REX SNOW Growth & Income ETF, REX TEM Growth & Income ETF, REX TLT Growth & Income ETF, REX TSM Growth & Income ETF, REX UNH Growth & Income ETF, and REX WMT Growth & Income ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 23, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on October 24, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 8453484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren